Equity accounted investments - ORYX GTL Limited (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Significant events and transactions
Cash and cash equivalents	R 45,383	R 53,926
Total assets	364,980	433,838
Non-current liabilities	163,058	130,267
Tax payable	1,108	1,876	R 3,142
Summarised income statement
Turnover	275,111	289,696	272,746
Depreciation and amortisation	(15,644)	(16,491)	(14,073)
Other operating expenses	(13,854)	(9,023)	(31,834)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(27,305)	21,520	61,417
Finance income	3,226	2,253	1,020
Finance costs	(10,427)	(9,259)	(6,896)
(Loss)/earnings before tax	(34,506)	14,514	55,541
Taxation	(9,739)	(5,181)	(13,869)
(Loss)/earnings for the year	(44,245)	9,333	41,672
Reconciliation of summarised financial information
Earnings before tax for the year	(34,506)	14,514	55,541
Taxation	(9,739)	(5,181)	(13,869)
Dividends paid	(7,850)	(14,187)	(908)
Carrying value of equity accounted investment	14,742	14,804
ORYX GTL
Significant events and transactions
Non-current assets	14,985	14,621
Deferred tax asset	1,218	423
Cash and cash equivalents	1,147	2,897
Other current assets	6,416	7,905
Total assets	23,766	25,846
Non-current liabilities	778	751
Current liabilities	1,807	1,629
Tax payable		1,642
Total liabilities	2,585	4,022
Net assets	21,181	21,824	18,204
Summarised income statement
Turnover	10,871	13,761
Depreciation and amortisation	(2,106)	(2,148)
Other operating expenses	(5,263)	(5,434)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	3,502	6,179
Finance income	178	154
Finance costs	(46)	(43)
(Loss)/earnings before tax	3,634	6,290
Taxation	(1,286)	(2,193)
(Loss)/earnings for the year	2,348	4,097
The Group's share of profits of equity accounted investment	1,151	2,007
Share of profit before tax	1,781	3,082
Taxation	(630)	(1,075)
Reconciliation of summarised financial information
Net assets at the beginning of the year	21,824	18,204
Earnings before tax for the year	3,634	6,290
Taxation	(1,286)	(2,193)
Foreign exchange differences	(767)	2,934
Dividends paid	(2,224)	(3,411)
Net assets at the end of the year	21,181	21,824	R 18,204
Carrying value of equity accounted investment	R 10,379	R 10,693
Share of pre-tax profits (as a percent)	49.00%
Dividends declared and received from joint ventures	R 2,200